Summary of Significant Accounting Policies - Summary of Revenue and Property and Property and Equipment Net of Depreciation by Geographical Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Geographic Areas, Revenues from External Customers [Abstract]
Revenue by geographical region	$ 394	$ 129
Property and equipment, net of depreciation, by geographic region	625	486
United States [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Revenue by geographical region	43
Property and equipment, net of depreciation, by geographic region	2	7
APAC [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Revenue by geographical region	164	2
EMEA [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Revenue by geographical region	187	127
Israel [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Property and equipment, net of depreciation, by geographic region	622	478
Rest of world [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Property and equipment, net of depreciation, by geographic region	$ 1	$ 1